Statements of Changes in Partners' Capital - USD ($)	Total	Meritage Futures Fund LP [Member]	Class A [Member]	Class A [Member] Meritage Futures Fund LP [Member]	Class B [Member]	Class B [Member] Meritage Futures Fund LP [Member]	Class C [Member]	Class C [Member] Meritage Futures Fund LP [Member]	Class D [Member]	Class D [Member] Meritage Futures Fund LP [Member]	Class Z [Member]	Class Z [Member] Meritage Futures Fund LP [Member]
Partners' Capital at Dec. 31, 2012	$ 33,086,444	$ 28,118,322	$ 21,372,186	$ 23,194,332	$ 3,800,182	$ 2,669,850	$ 7,410,939	$ 1,658,891	$ 22,006		$ 481,131	$ 595,249
Subscriptions	57,122	381,504	35,000	381,504							22,122
Net income (loss)	264,034	(237,852)	132,078	(221,956)	48,858	(14,922)	70,919	(2,159)	116		12,063	1,185
Redemptions	(11,377,021)	(6,955,142)	(6,898,651)	(5,808,439)	(874,689)	(359,255)	(3,481,356)	(576,139)	$ (22,122)		(100,203)	(211,309)
Partners' Capital at Dec. 31, 2013	22,030,579	21,306,832	$ 14,640,613	$ 17,545,441	$ 2,974,351	$ 2,295,673	$ 4,000,502	$ 1,080,593			$ 415,113	$ 385,125
Balance (in units) at Dec. 31, 2012			23,931.981	25,408.249	4,141.422	2,846.410	7,860.274	1,721.285	23.012		483.374	585.054
Subscriptions (in units)			39.366	414.189							22.063
Redemptions (in units)			(7,712.068)	(6,370.208)	(942.676)	(381.738)	(3,693.960)	(597.809)	(23.012)		(100.000)	(209.544)
Balance (in units) at Dec. 31, 2013			16,259.279	19,452.230	3,198.746	2,464.672	4,166.314	1,123.476	0	0	405.437	375.510
Subscriptions	25,000	938,035	$ 25,000	$ 938,035
Net income (loss)	740,380	1,222,070	539,868	1,022,004	$ 80,494	$ 121,402	$ 99,734	$ 49,188			$ 20,284	$ 29,476
Redemptions	(9,517,609)	(5,193,262)	(5,850,567)	(4,140,112)	(1,410,486)	(527,659)	(1,984,218)	(327,787)			(272,338)	(197,704)
Partners' Capital at Dec. 31, 2014	13,278,350	18,273,675	$ 9,354,914	$ 15,365,368	$ 1,644,359	$ 1,889,416	$ 2,116,018	$ 801,994			$ 163,059	$ 216,897
Subscriptions (in units)			28.034	1,024.730
Redemptions (in units)			(6,574.588)	(4,572.219)	(1,553.676)	(580.171)	(2,126.464)	(352.690)			(259.478)	(181.948)
Balance (in units) at Dec. 31, 2014			9,712.725	15,904.741	1,645.070	1,884.501	2,039.850	770.786	0	0	145.959	193.562
Subscriptions	40,000	227,500	$ 40,000	$ 227,500
Net income (loss)	(621,172)	(1,025,834)	(456,507)	(886,128)	$ (70,529)	$ (86,748)	$ (90,667)	$ (43,161)			$ (3,469)	$ (9,797)
Redemptions	(1,801,337)	(3,953,815)	(1,667,586)	(3,223,136)	(103,676)	(715,689)					(30,075)	(14,990)
Partners' Capital at Dec. 31, 2015	$ 10,895,841	$ 13,521,526	$ 7,270,821	$ 11,483,604	$ 1,470,154	$ 1,086,979	$ 2,025,351	$ 758,833			$ 129,515	$ 192,110
Subscriptions (in units)			42.147	233.984
Redemptions (in units)			(1,788.382)	(3,448.916)	(100.702)	(732.907)					(26.047)	(14.181)
Balance (in units) at Dec. 31, 2015			7,966.490	12,689.809	1,544.368	1,151.594	2,039.850	770.786	0	0	119.912	179.381